Taxation - Income before Income/(Loss) Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
PRC	¥ 2,266,075	$ 348,289	¥ 1,263,223	¥ 1,292,104
Non PRC	(4,534)	(697)	(14,371)	(15,913)
Income before income taxes	¥ 2,261,541	$ 347,592	¥ 1,248,852	¥ 1,276,191